Income Tax Expense (Benefit) Attributable to Income from Continuing Operations (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current taxes:
Domestic (U.S. federal taxes)			$ 3,380	$ 78	$ 12,142
Domestic (U.S. state taxes)			1,268	1,069	301
Foreign (Non-U.S.)			65,485	30,497	68,207
Current Income Tax Expense (Benefit), Total			70,133	31,644	80,650
Deferred taxes:
Domestic (U.S. federal taxes)			3,549	11,379	(5,396)
Domestic (U.S. state taxes)			(2,809)	(459)	344
Foreign (Non-U.S.)			(11,131)	19,534	(13,661)
Deferred Income Tax Expense (Benefit), Total	$ (4,625)	$ (2,890)	(10,391)	30,454	(18,713)
Total income tax expense (benefit)	$ 12,075	$ 12,245	$ 59,742	$ 62,098	$ 61,937